Accounts Payable (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ 265,506	$ 385,776	$ 223,671
Accounts payable		375,774	330,095
Accrued legal costs	349,726	253,901	348,460
Accrued salary	71,198	50,228	0
Accounts payable and accrued expenses and accounts payable – related party	1,029,514	1,065,679	902,226
Accounts payable	218,714	251,404
Accounts payable – related party	$ 124,370	$ 124,370	$ 153,300